Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases

The following table sets forth the Company’s operating lease commitment and donation as of December 31, 2016:

	Donation	Office Rental	Total

Year ending December 31,
2017	$576,618	$471,628	$1,048,246
2018	576,618	-	576,618
2019	576,618	-	576,618
2020	864,927	-	864,927
Total	$2,594,781	$471,628	$3,066,409